Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2014
Convertible redeemable preferred shares [Abstract]
Schedule of preferred shares
Series	Issuance Date	Shares Issued and Outstanding	Issue Price Per Share (US$)	Proceeds from Issuance, Net of Issuance Costs (US$)	Carrying Amount (RMB)
A	December 1, 2006	54,488,000	0.0184	1,000	374,332
A	June 2, 2008	81,612,930	0.0245	1,975	560,681
B	August 8, 2008	102,073,860	0.0490	4,959	703,901
C-1	November 22, 2009	16,249,870	0.0800	1,300	112,556
C-2	November 22, 2009	104,999,650	0.1000	10,460	729,464

Schedule of changes of each of the convertible redeemable preferred shares
	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Beginning balance	935,013	-	-
Decretion to redemption value	(485,517)	-	-
Conversion of convertible redeemable preferred shares into Class B common shares	(449,496)	-	-
Ending balance	-	-	-

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Beginning balance	703,901	-	-
Decretion to redemption value	(366,785)	-	-
Conversion of convertible redeemable preferred shares into Class B common shares	(337,116)	-	-
Ending balance	-	-	-

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Beginning balance	842,020	-	-
Decretion to redeemable value	(441,573)	-	-
Conversion of convertible redeemable preferred shares into Class B common shares	(400,447)	-	-
Ending balance	-	-	-

Schedule of assumptions in the Discounted Cash Flow Method
December 31, 2011

Risk-free interest rate	2.53%
Volatility	66.1%
Dividend yield	-
Discount rate	16%